STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2014 Equity Option [Member]	Dec. 31, 2013 Equity Option [Member]	Dec. 31, 2012 Equity Option [Member]	Dec. 31, 2011 Equity Option [Member]	Dec. 31, 2010 Equity Option [Member]	Dec. 31, 2009 Equity Option [Member]	Dec. 31, 2008 Equity Option [Member]	Dec. 31, 2007 Equity Option [Member]	Dec. 31, 2006 Equity Option [Member]	Sep. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]	Dec. 31, 2007 Warrant [Member]	Dec. 31, 2006 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number Of Shares		385,733	168,856	77,301	46,642	19,948	17,215	638	558	239	461,920	468,431	358,429	142,278	98,303	69,126	1,617	1,237	279
Issued - Number of Shares		71,838	239,816	126,866	33,111	29,467	2,733	16,577	80	319	155,818	343,196	155,846	242,963	45,809	29,177	67,669	380	958
Expired - Number of Shares		(6,746)	(15,467)	(29,805)	(1,119)	(2,773)					(77,685)	(111,025)	(44,886)	(26,812)	(120)		(160)
Exercised - Number of shares	(4,444)	(4,936)	(7,472)	(5,506)	(1,333)						(40,722)	(238,682)	(958)		(1,714)
Outstanding Number Of Shares		445,889	385,733	168,856	77,301	46,642	19,948	17,215	638	558	499,331	461,920	468,431	358,429	142,278	98,303	69,126	1,617	1,237
Outstanding - Average Exercise Price		$ 6.75	$ 6.75	$ 8.25	$ 14.25	$ 20.25	$ 19.50	$ 125.25	$ 125.25	$ 125.25	$ 10.50	$ 9.75	$ 17.25	$ 33.00	$ 36.75	$ 33.75	$ 78.00	$ 93.75	$ 196.50
Issued - Average Exercise Price		$ 8.11	$ 6.75	$ 6.00	$ 0.75	$ 12.75	$ 27.75	$ 15.00	$ 125.25	$ 125.25	$ 3.74	$ 9.00	$ 11.25	$ 10.50	$ 25.50	$ 48.75	$ 33.75	$ 26.25	$ 63.75
Expired - Average Exercise Price		$ 25.65	$ 18.00	$ 8.25	$ 54.75	$ 32.25					$ 9.88	$ 13.50	$ 37.50	$ 36.00	$ 125.25		$ 282.00
Exercised - Average Exercise Price	$ 11.25	$ 1.76	$ 0.75	$ 0.75	$ 0.75						$ 8.38	$ 8.25	$ 0.75		$ 34.50
Outstanding - Average Exercise Price		$ 7.58	$ 6.75	$ 6.75	$ 8.25	$ 14.25	$ 20.25	$ 19.50	$ 125.25	$ 125.25	$ 8.60	$ 10.50	$ 9.75	$ 17.25	$ 33.00	$ 36.75	$ 33.75	$ 78.00	$ 93.75